UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 1, 2012 to December 31, 2012

Date of Report (Date of earliest event reported): January 16, 2013

DISCOVER BANK1,2

(Exact name of securitizer as specified in charter)

Commission File Number of securitizer: 033-54804

Central Index Key Number of securitizer: 0000894327

Michael D. Ebner

(224) 405-0900

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

[1]

Discover Bank, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period, including asset-backed securities that were (i) registered or privately issued by the following affiliated registrants: Discover Card Master Trust I (Commission File Number 000-23108; Central Index Key Number 0000894329) and Discover Card Execution Note Trust (Commission File Number 333-141703-02; Central Index Key Number 0001407200); and (ii) privately issued by Discover SL Funding LLC. Discover Bank was affiliated with Discover SL Funding LLC until February 1, 2012, and the information set forth herein relates to Discover SL Funding LLC through such date.

[2]

While Discover Bank has attempted to gather all of the information required by this Form ABS-15G and Rule 15Ga-1 (“Reportable Information”), some entities that had the obligation to enforce repurchase obligations with respect to asset-backed securities issued by Discover SL Funding LLC had not agreed to provide Reportable Information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Discover Bank (Securitizer)

Date: January 16, 2013	By:	/s/ Michael F. Rickert
Michael F. Rickert
Vice President, Chief Financial Officer and Assistant Treasurer